PROVISIONS - Decommissioning and Restoration (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
PROVISIONS
Percentage change in discount rate used to arrive at provision for decommissioning, restoration and rehabilitation costs	1.0	1.0
1% Increase	$ (1,919)	$ (1,629)
1% Decrease	$ 2,806	$ 2,365